111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

January 28, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Global Bond Fund (the “Fund”) Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 161 to the Registration Statement of the Trust (the “Amendment”) marked to indicate all changes from Post-Effective Amendment No. 160 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information, which have been marked against Post-Effective Amendment No. 154.

This Amendment is being filed for the purpose of updating the Fund’s strategy information and, in connection therewith, making certain other changes.

Additionally, the wording “report does not exist”, which appear in the prospectus, will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

AMANDA S. MOORADIAN

Amanda S. Mooradian

Assistant Vice President and Senior Counsel

ASM/mjy

Enclosures